Subsequent events (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Investors $ / shares shares	Dec. 31, 2018 USD ($) Investors $ / shares shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Subsequent Events (Textual)
Amount Received | $	$ 31,845,439		$ 10,837,902	$ 8,063,633
Warrants price per share | $ / shares		$ 0.45
Number of shares issued		264,232
January 15, 2019
Subsequent Events (Textual)
Consulting agreements of common shares	32,000	32,000
January 15, 2019 One
Subsequent Events (Textual)
Description of management agreements	Board of Directors approved 4 management agreements dated January 1, 2019 for the following: Jerry Kroll, Henry Reisner, Bal Bhullar and Isaac Moss	Board of Directors approved 4 management agreements dated January 1, 2019 for the following: Jerry Kroll, Henry Reisner, Bal Bhullar and Isaac Moss
January 24, 2019
Subsequent Events (Textual)
Consulting agreements of common shares	18,060	18,060
January 31, 2019
Subsequent Events (Textual)
Settle debt for legal services | $	$ 50,000
Number of shares issued		29,950
February 14, 2019 | CEO
Subsequent Events (Textual)
Amount Received | $	$ 20,000
Warrants price per share | $ / shares	$ 0.80
Number of shares issued		25,000
February 14, 2019 One
Subsequent Events (Textual)
Consulting agreements of common shares	3,010	3,010
February 15, 2019 | Investor
Subsequent Events (Textual)
Amount Received | $	$ 180,000
Warrants price per share | $ / shares	$ 0.80
Number of shares issued		225,000
February 20, 2019 | Investor
Subsequent Events (Textual)
Amount Received | $		$ 2,424,625
Warrants price per share | $ / shares		$ 4.25
Number of shares issued		570,500
Number of investor | Investors	3	3
February 25, 2019 | Investor
Subsequent Events (Textual)
Amount Received | $		$ 322,150
Warrants price per share | $ / shares		$ 4.25
Number of shares issued		75,800
Number of investor | Investors	2	2
March 19, 2019
Subsequent Events (Textual)
Granted stock options to acquire common shares	1,228,182	1,228,182
Granted stock options exercise price per share | $ / shares		$ 3.40
Granted stock options exercise period	7 years	7 years
March 27, 2019
Subsequent Events (Textual)
Number of shares issued		3,333,334
Common shares price per share | $ / shares		$ 3.60
Proceeds for stock options | $		$ 12,000,000
Share issuance costs and fees | $		$ 1,040,000
Percentages of placement fee	7.00%	7.00%